UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                  New York, NY                 02/10/05
------------------------            --------------               --------
[Signature]                         [City, State]                [Date]

/s/ Ellen H. Adams                  New York, NY                 02/10/05
------------------------            --------------               --------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total:         161,738
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

 CASTLEROCK MANAGEMENT, LLC

                                  TITLE                    VALUE       SHRS/      SH/ PUT/    INVESTMENT  OTHER    VOTING AUTHORITY
               NAME OF ISSUER   OF CLASS    CUSIP        (X$1,000)    PRN AMT     PRN CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
AAMES INVT CORP MD                 COM      00253G108         3,043    284,390    SH              SOLE            284,390
ADVANCE AUTO PARTS INC             COM      00751Y106         3,604     82,502    SH              SOLE             82,502
AETNA INC NEW                      COM      00817Y108         7,978     63,950    SH              SOLE             63,950
AMERICAN TOWER CORP               CL A      029912201         1,957    106,378    SH              SOLE            106,378
AMERICREDIT CORP                   COM      03060R101         5,186    212,101    SH              SOLE            212,101
BANK NEW YORK INC                  COM      064057102           259      7,749    SH              SOLE              7,749
BARRETT BILL CORP                  COM      06846N104           883     27,600    SH              SOLE             27,600
CHECKFREE CORP NEW                 COM      162813109         1,246     32,730    SH              SOLE             32,730
COMMERCE BANCORP INC NJ            COM      200519106         1,875     29,120    SH              SOLE             29,120
COMPUTER ASSOC INTL INC            COM      204912109         6,423    206,785    SH              SOLE            206,785
CONSOL ENERGY INC                  COM      20854P109         4,660    113,514    SH              SOLE            113,514
CORNING INC                        COM      219350105         4,383    372,380    SH              SOLE            372,380
CROWN CASTLE INTL CORP             COM      228227104         6,705    402,944    SH              SOLE            402,944
CYMER INC                          COM      232572107         4,687    158,662    SH              SOLE            158,662
EPIX PHARMACEUTICALS INC           COM      26881Q101         2,402    134,127    SH              SOLE            134,127
EQUINIX INC                      COM NEW    29444U502         7,606    177,968    SH              SOLE            177,968
FLANDERS CORP                      COM      338494107         1,430    148,910    SH              SOLE            148,910
GENERAL CABLE CORP DEL NEW         COM      369300108         1,389    100,275    SH              SOLE            100,275
GUIDANT CORP                       COM      401698105         5,320     73,780    SH              SOLE             73,780
ISOLAGEN INC                       COM      46488N103         2,713    344,710    SH              SOLE            344,710
KLA-TENCOR CORP                    COM      482480100         2,343     50,300    SH              SOLE             50,300
KMG AMER CORP                      COM      482563103         1,221    111,000    SH              SOLE            111,000
LAIDLAW INTL INC                   COM      50730R102         3,611    168,730    SH              SOLE            168,730
MARVEL ENTERPRISES INC             COM      57383M108         3,133    152,970    SH              SOLE            152,970
MEMC ELECTR MATLS INC              COM      552715104        10,213    770,766    SH              SOLE            770,766
MICHAELS STORES INC                COM      594087108         2,230     74,396    SH              SOLE             74,396
NATIONAL SEMICONDUCTOR CORP        COM      637640103         2,209    123,075    SH              SOLE            123,075
NEW CENTURY FINANCIAL CORP M       COM      6435EV108         8,802    137,730    SH              SOLE            137,730
NII HLDGS INC                   CL B NEW    62913F201         8,268    174,244    SH              SOLE            174,244
NITROMED INC                       COM      654798503         6,166    231,385    SH              SOLE            231,385
PACIFICARE HEALTH SYS DEL          COM      695112102         3,571     63,180    SH              SOLE             63,180
PEC SOLUTIONS INC                  COM      705107100           931     65,700    SH              SOLE             65,700
PREMCOR INC                        COM      74045Q104         2,317     54,950    SH              SOLE             54,950
QUANTA CAPITAL HLDGS LTD           SHS      G7313F106         1,162    126,060    SH              SOLE            126,060
RELIANT ENERGY INC                 COM      75952B105         3,546    259,790    SH              SOLE            259,790
RESOURCES CONNECTION INC           COM      76122Q105         2,420     44,560    SH              SOLE             44,560
ROWAN COS INC                      COM      779382100         3,469    133,920    SH              SOLE            133,920
SENOMYX INC                        COM      81724Q107           565     68,230    SH              SOLE             68,230
SPRINT CORP                      COM FON    852061100         2,475     99,590    SH              SOLE             99,590
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF   85590A203         4,620     79,105    SH              SOLE             79,105
STATION CASINOS INC                COM      857689103         2,890     52,860    SH              SOLE             52,860
SYNOPSYS INC                       COM      871607107           633     32,400    SH              SOLE             32,400
TYCO INTL LTD NEW                  COM      902124106         6,570    183,814    SH              SOLE            183,814
VALEANT PHARMACEUTICALS INTL       COM      91911X104         4,625    175,525    SH              SOLE            175,525
                                         44 Total           161,738
